Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Schedule of Investments [Line Items]
Equity method investments	¥ 412,281	¥ 404,513
Investments held by consolidated investment companies	55,682	39,438
Total	¥ 467,963	¥ 443,951